UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
 Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)
 Diane J. Drake
 Mutual Fund Administration, LLC
 2220 E. Route 66, Suite 226
 Glendora, CA 91740
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Gramercy
Emerging Markets Debt Fund
Class A / GFEAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund  (“Fund”) for the period of January 01, 2025 through June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$57	1.11%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,663,838
Total number of portfolio holdings	128
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.8%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Mexican Bonos, 5.750%, 3/5/2026	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.9%
Turkiye Garanti Bankasi A.S., 8.125%, 1/8/2036	1.7%
Banco Davivienda S.A., 8.125%, 7/2/2035	1.6%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.4%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.2%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Gramercy Emerging Markets Debt Fund - Class A

Gramercy
Emerging Markets Debt Fund
Institutional Class / GFEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund  (“Fund”) for the period of January 01, 2025 through June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$44	0.86%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,663,838
Total number of portfolio holdings	128
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.8%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Mexican Bonos, 5.750%, 3/5/2026	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.9%
Turkiye Garanti Bankasi A.S., 8.125%, 1/8/2036	1.7%
Banco Davivienda S.A., 8.125%, 7/2/2035	1.6%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.4%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.2%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Gramercy Emerging Markets Debt Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Gramercy Emerging Markets Debt Fund

(Class A: GFEAX)

(Institutional Class: GFEMX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

Gramercy Emerging Markets Debt Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights
Class A	14
Institutional Class	15
Notes to Financial Statements	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gramercy Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES — 93.3%
	ANGOLA — 0.4%
260,000	Angolan Government International Bond 8.250%, 5/9/2028	$245,505
	ARGENTINA — 0.5%
300,000	YPF S.A. 8.250%, 1/17/2034[2,3]	301,740
	AZERBAIJAN — 0.5%
320,000	Republic of Azerbaijan International Bond 3.500%, 9/1/2032	287,400
	BAHRAIN — 0.6%
330,000	Bahrain Government International Bond 7.500%, 9/20/2047	323,400
	BRAZIL — 7.2%
13,930	Brazil Notas do Tesouro Nacional Serie F 10.000%, 1/1/2031	2,235,600
780,000	Brazilian Government International Bond 4.750%, 1/14/2050[3]	547,482
275,000	Nexa Resources S.A. 6.750%, 4/9/2034[2,3]	286,344
300,000	Raizen Fuels Finance S.A. 5.700%, 1/17/2035[3]	280,875
655,000	Suzano Austria GmbH 3.125%, 1/15/2032[3]	574,759
272,575	Yinson Boronia Production B.V. 8.947%, 7/31/2042[2,3]	288,793
		4,213,853
	CHILE — 3.4%
300,000	Banco de Credito e Inversiones S.A. 7.500% (USD 5 Year Tsy+376.70 basis points), 12/12/2172[2,3,4,5]	300,263
550,000,000	Bonos de la Tesoreria de la Republica en pesos 5.000%, 3/1/2035	571,731
293,252	Chile Electricity Lux Mpc II Sarl 5.580%, 10/20/2035[2]	293,691
410,000	Corp Nacional del Cobre de Chile 3.150%, 1/15/2051[3]	248,788
330,000	EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia S.p.A. 5.375%, 12/30/2030[3]	294,423
305,000	Inversiones La Construccion S.A. 4.750%, 2/7/2032[3]	283,650
		1,992,546

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHINA — 0.6%
700,000	CIFI Holdings Group Co., Ltd. 6.550%, 3/28/2024*[3,6]	$69,650
800,000	Country Garden Holdings Co., Ltd. 3.300%, 1/12/2031*[3,6]	58,000
400,000	KWG Group Holdings Ltd. 5.950%, 8/10/2025*[3,6]	26,000
250,000	Logan Group Co., Ltd. 5.250%, 10/19/2025*[3,6]	17,188
1,700,000	Shimao Group Holdings Ltd. 6.125%, 2/21/2024*[3,6]	85,000
1,000,000	Yuzhou Group Holdings Co., Ltd. 8.500%, 2/4/2023*[3,6]	70,000
		325,838
	COLOMBIA — 3.5%
945,000	Banco Davivienda S.A. 8.125% (USD 5 Year Tsy+458.80 basis points), 7/2/2035[2,3,5]	950,387
3,572,800,000	Colombian TES 6.000%, 4/28/2028	784,918
350,000	Ecopetrol S.A. 4.625%, 11/2/2031[3]	294,525
		2,029,830
	CZECH REPUBLIC — 1.9%
25,210,000	Czech Republic Government Bond 3.000%, 3/3/2033	1,117,605
	DOMINICAN REPUBLIC — 1.0%
630,000	Dominican Republic International Bond 4.500%, 1/30/2030	598,500
	ECUADOR — 0.6%
500,000	Ecuador Government International Bond 5.500%, 7/31/2035[7]	363,250
	EGYPT — 0.7%
500,000	Egypt Government International Bond 5.875%, 2/16/2031	440,525
	GAMBIA — 0.9%
520,000	Africell Holding Ltd. 10.500%, 10/23/2029[2,3]	503,417

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	GHANA — 0.8%
234,840	Ghana Government International Bond 5.000%, 7/3/2035[2,7]	$181,614
380,000	Kosmos Energy Ltd. 7.500%, 3/1/2028[3]	313,120
		494,734
	GUATEMALA — 0.4%
320,000	Guatemala Government Bond 4.650%, 10/7/2041[3]	254,136
	HONG KONG — 0.4%
260,000	AIA Group Ltd. 4.950%, 4/4/2033[3]	262,623
	HUNGARY — 1.6%
240,600,000	Hungary Government Bond 3.000%, 8/21/2030	604,531
300,000	Magyar Export-Import Bank Zrt 6.125%, 12/4/2027[3]	305,814
		910,345
	INDIA — 3.3%
285,978	India Green Power Holdings 4.000%, 2/22/2027[3]	277,041
253,800	India Vehicle Finance 5.850%, 9/25/2030[2]	253,483
360,000	JSW Steel Ltd. 5.050%, 4/5/2032[3]	331,650
300,000	Manappuram Finance Ltd. 7.375%, 5/12/2028	303,531
400,000	Muthoot Finance Ltd. 6.375%, 4/23/2029[2]	398,000
385,000	Vedanta Resources Finance II PLC 9.850%, 4/24/2033[2,3]	383,075
		1,946,780
	INDONESIA — 2.3%
780,000	Indofood CBP Sukses Makmur Tbk P.T. 4.745%, 6/9/2051[3]	626,340
980,000	Indonesia Government International Bond 3.700%, 10/30/2049	731,541
		1,357,881
	IVORY COAST — 0.7%
430,000	Ivory Coast Government International Bond 8.250%, 1/30/2037	412,533

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	JAMAICA — 0.7%
400,000	Kingston Airport Revenue Finance Ltd. 6.750%, 12/15/2036[2,3]	$403,500
	KAZAKSTAN — 3.2%
325,000	Baiterek National Managing Holding JSC 5.450%, 5/8/2028[2]	328,490
290,000	ForteBank JSC 7.750%, 2/4/2030[2]	288,822
650,000	Kazakhstan Government International Bond 4.714%, 4/9/2035[2]	628,079
325,000	KazMunayGas National Co. JSC 3.500%, 4/14/2033[3]	280,517
380,000	Tengizchevroil Finance Co. International Ltd. 3.250%, 8/15/2030[3]	335,160
		1,861,068
	KENYA — 0.4%
270,000	Republic of Kenya Government International Bond 9.500%, 3/5/2036[2]	253,328
	KUWAIT — 1.0%
630,000	MEGlobal B.V. 2.625%, 4/28/2028[3]	592,723
	MALAYSIA — 1.6%
360,000	Axiata Spv5 Labuan Ltd. 3.064%, 8/19/2050[3]	240,797
1,050,000	Petronas Capital Ltd. 3.404%, 4/28/2061[3]	684,757
		925,554
	MEXICO — 6.0%
700,000	Banco Mercantil del Norte S.A./Grand Cayman 6.625% (USD 10 Year Tsy+503.40 basis points), 1/24/2072[3,4,5]	644,700
280,000	BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.125% (USD 5 Year Tsy+421.40 basis points), 1/8/2039[3,5]	289,590
330,000	Corp Inmobiliaria Vesta S.A.B. de C.V. 3.625%, 5/13/2031[3]	290,751
595,000	GCC S.A.B. de C.V. 3.614%, 4/20/2032[3]	521,178
28,570,000	Mexican Bonos 5.750%, 3/5/2026	1,498,568

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	MEXICO (Continued)
410,000	Petroleos Mexicanos 6.750%, 9/21/2047	$297,004
		3,541,791
	MONTENEGRO — 0.6%
350,000	Montenegro Government International Bond 7.250%, 3/12/2031[2]	361,921
	MOROCCO — 0.9%
370,000	Morocco Government International Bond 4.000%, 12/15/2050	251,138
370,000	OCP S.A. 5.125%, 6/23/2051[3]	280,737
		531,875
	NIGERIA — 2.7%
300,000	Access Bank PLC 6.125%, 9/21/2026	292,500
550,000	IHS Holding Ltd. 7.875%, 5/29/2030[2,3]	551,204
350,000	Nigeria Government International Bond 7.375%, 9/28/2033	312,900
430,000	SEPLAT Energy PLC 9.125%, 3/21/2030[2,3]	426,371
		1,582,975
	PAKISTAN — 0.3%
200,000	Pakistan Government International Bond 6.875%, 12/5/2027	189,000
	PANAMA — 1.2%
291,660	AES Panama Generation Holdings SRL 4.375%, 5/31/2030[3]	265,410
690,000	Panama Government International Bond 4.500%, 1/19/2063[3]	442,894
		708,304
	PARAGUAY — 0.5%
360,000	Paraguay Government International Bond 2.739%, 1/29/2033[3]	306,634
	PERU — 1.2%
300,000	Corp Financiera de Desarrollo S.A. 5.500%, 5/6/2030[2,3]	303,150

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PERU (Continued)
390,000	Scotiabank Peru S.A.A. 6.100% (USD 1 Year Tsy+230.90 basis points), 10/1/2035[2,3,5]	$394,719
		697,869
	PHILIPPINES — 1.5%
890,000	Philippine Government International Bond 2.650%, 12/10/2045	576,609
280,000	Rizal Commercial Banking Corp. 5.500%, 1/18/2029	285,815
		862,424
	POLAND — 1.1%
640,000	Bank Gospodarstwa Krajowego 6.250%, 7/9/2054[2]	630,477
	QATAR — 3.6%
730,000	Ooredoo International Finance Ltd. 2.625%, 4/8/2031	655,847
840,000	Qatar Government International Bond 4.750%, 5/29/2034[2]	851,449
900,000	QatarEnergy 3.300%, 7/12/2051[3]	607,612
		2,114,908
	ROMANIA — 0.9%
1,110,000	Romania Government Bond 4.850%, 4/22/2026	253,122
300,000	Romanian Government International Bond 6.375%, 1/30/2034	293,700
		546,822
	SAUDI ARABIA — 5.0%
800,000	Gaci First Investment Co. 5.375%, 10/13/2122[3]	660,000
630,000	Greensaif Pipelines Bidco Sarl 6.129%, 2/23/2038	647,719
1,000,000	Saudi Arabian Oil Co. 3.500%, 11/24/2070[3]	596,250
	Saudi Government International Bond
630,000	5.000%, 1/16/2034	630,173
390,000	5.750%, 1/16/2054	371,338
		2,905,480
	SENEGAL — 0.4%
340,000	Senegal Government International Bond 6.250%, 5/23/2033	221,340

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SERBIA — 0.7%
400,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.000%, 10/28/2029[2,3]	$399,150
	SOUTH AFRICA — 4.0%
230,000	Bidvest Group UK PLC 3.625%, 9/23/2026[3]	225,400
48,160,000	Republic of South Africa Government Bond 6.500%, 2/28/2041	1,835,015
300,000	Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc. 5.854%, 5/13/2032[2,3]	305,526
		2,365,941
	SOUTH KOREA — 2.8%
	Kookmin Bank
490,000	4.375%, 5/8/2028[2]	492,004
325,000	4.625%, 5/8/2030[2]	329,654
	POSCO Holdings, Inc.
325,000	5.125%, 5/7/2030[2]	329,251
490,000	5.750%, 5/7/2035[2]	506,709
		1,657,618
	SRI LANKA — 0.6%
430,000	Sri Lanka Government International Bond 3.600%, 2/15/2038[2,7]	350,289
	SUPRANATIONAL — 0.7%
385,000	Corp Andina de Fomento 6.750% (SOFR Swap 5 Year+312.00 basis points), 12/17/2173[2,3,4,5]	389,331
	TANZANIA (UNITED REPUBLIC OF) — 0.5%
290,000	HTA Group Ltd./Mauritius 7.500%, 6/4/2029[2,3]	295,829
	THAILAND — 4.6%
	Bangkok Bank PCL/Hong Kong
390,000	5.650%, 7/5/2034[2,3]	404,797
500,000	6.056% (USD 5 Year Tsy+178.00 basis points), 3/25/2040[2,3,5]	499,620
280,000	Muangthai Capital PCL 6.875%, 9/30/2028	278,250
	Thailand Government Bond
9,090,000	3.650%, 6/20/2031	313,723
16,900,000	2.980%, 6/17/2045	592,769
17,500,000	2.750%, 6/17/2052	588,298
		2,677,457

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	TRINIDAD AND TOBAGO — 1.0%
600,000	Trinidad & Tobago Government International Bond 6.400%, 6/26/2034[2,3]	$589,200
	TURKEY — 6.1%
400,000	Akbank TAS 9.369% (USD 5 Year Tsy+527.00 basis points), 6/14/2072[2,3,4,5]	407,500
320,000	Ford Otomotiv Sanayi A.S. 7.125%, 4/25/2029[2,3]	320,080
245,000	Limak Yenilenebilir Enerji A.S. 9.625%, 8/12/2030[2,3]	242,013
975,000	Turkiye Garanti Bankasi A.S. 8.125% (USD 5 Year Tsy+432.50 basis points), 1/8/2036[2,3,5]	971,709
9,770,000	Turkiye Government Bond 12.600%, 10/1/2025	229,327
260,000	Turkiye Ihracat Kredi Bankasi A.S. 6.875%, 7/3/2028[2]	260,513
	Turkiye Sinai Kalkinma Bankasi A.S.
445,000	7.375%, 7/2/2030[2]	443,496
260,000	9.750% (USD 5 Year Tsy+545.40 basis points), 9/21/2072[3,4,5]	264,397
430,000	Yapi ve Kredi Bankasi A.S. 7.250%, 3/3/2030[2]	429,247
		3,568,282
	UKRAINE — 0.3%
380,000	Ukraine Government International Bond 0.000%, 2/1/2036[7]	177,650
	UNITED ARAB EMIRATES — 5.2%
615,000	Abu Dhabi National Energy Co. PJSC 4.750%, 3/9/2037[2]	587,712
340,000	DP World Ltd./United Arab Emirates 4.700%, 9/30/2049[3]	278,906
300,000	Emirates NBD Bank PJSC 4.250% (Constant Maturity Yield Six-Year Tsy+315.50 basis points), 11/27/2172[3,4,5]	290,531
400,000	Finance Department Government of Sharjah 4.000%, 7/28/2050	253,768
810,000	Galaxy Pipeline Assets Bidco Ltd. 3.250%, 9/30/2040	628,609
280,000	Magellan Capital Holdings PLC 8.375% (USD 1 Year Tsy+423.30 basis points), 7/8/2029[3,5]	275,800
840,000	MDGH GMTN RSC Ltd. 2.500%, 6/3/2031[3]	745,345
		3,060,671

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	URUGUAY — 1.2%
810,000	Uruguay Government International Bond 4.975%, 4/20/2055	$717,660
	UZBEKISTAN — 1.0%
310,000	Republic of Uzbekistan International Bond 3.900%, 10/19/2031	272,490
300,000	Uzauto Motors AJ 4.850%, 5/4/2026[3]	294,468
		566,958
	ZAMBIA — 0.5%
260,000	First Quantum Minerals Ltd. 9.375%, 3/1/2029[2,3]	275,509
	TOTAL FIXED INCOME SECURITIES
	(Cost $53,880,574)	54,711,979
	U.S. GOVERNMENT — 4.6%
2,700,000	United States Treasury Bill 0.000%, 7/17/2025	2,695,035
	TOTAL U.S. GOVERNMENT
	(Cost $2,694,954)	2,695,035
	TOTAL INVESTMENTS — 97.9%
	(Cost $56,575,528)	57,407,014
	Other Assets in Excess of Liabilities — 2.1%	1,256,824
	TOTAL NET ASSETS — 100.0%	$58,663,838

PLC –	Public Limited Company
PCL –	Public Company Limited
PJSC –	Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,391,456, which represents 31.35% of Net Assets.
[3]	Callable.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Security is in default.
[7]	Step rate security.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $56,575,528)	$57,407,014
Foreign currency, at value (cost $5)	5
Receivables:
Investment securities sold	2,798,379
Fund shares sold	364,000
Dividends and interest	896,510
Prepaid expenses	53,970
Total assets	61,519,878
Liabilities:
Payables:
Due to custodian	10,139
Investment securities purchased	2,747,364
Fund shares redeemed	47,000
Advisory fees	6,285
Shareholder servicing fees (Note 7)	942
Distribution fees - Class A (Note 6)	33
Fund services fees	12,252
Auditing fees	10,432
Shareholder reporting fees	7,758
Trustees’ deferred compensation (Note 3)	4,103
Chief Compliance Officer fees	2,235
Trustees’ fees and expenses	665
Accrued other expenses	6,832
Total liabilities	2,856,040
Commitments and contingencies (Note 3)
Net Assets	$58,663,838

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$57,666,681
Total distributable earnings (accumulated deficit)	997,157
Net Assets	$58,663,838

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2025 (Unaudited)

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$163,303
Shares of beneficial interest issued and outstanding	16,082
Redemption price per share[1]	$10.15
Maximum sales charge (4.25% of offering price)[2]	0.45
Maximum offering price to public	$10.60

Institutional Class Shares:
Net assets applicable to shares outstanding	$58,500,535
Shares of beneficial interest issued and outstanding	5,760,685
Offering and redemption price per share	$10.16

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $2,533)	$2,086,734
Total investment income	2,086,734

Expenses:
Advisory fees	211,061
Shareholder servicing fees (Note 7)	39,797
Distribution fees - Class A (Note 6)	196
Fund services fees	88,140
Registration fees	18,089
Auditing fees	10,876
Chief Compliance Officer fees	10,821
Trustees’ fees and expenses	8,453
Shareholder reporting fees	8,199
Legal fees	8,029
Miscellaneous	7,764
Offering costs	5,894
Insurance fees	1,881
Tax expenses	1,548
Total expenses	420,748
Advisory fees recovered (waived)	(172,433)
Fees paid indirectly (Note 3)	(7,367)
Net expenses	240,948
Net investment income (loss)	1,845,786

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	51,588
Forward foreign currency exchange contracts	(4,364)
Foreign currency transactions	6,035
Total realized gain (loss)	53,259
Net change in unrealized appreciation (depreciation) on:
Investments	1,363,469
Forward foreign currency exchange contracts	(5,368)
Foreign currency translations	15,180
Net change in unrealized appreciation (depreciation)	$1,373,281
Net realized and unrealized gain (loss)	1,426,540

Net Increase (Decrease) in Net Assets from Operations	$3,272,326

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period April 1, 2024* through December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,845,786	$2,548,356
Total realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency translations	53,259	(194,760)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and foreign currency translations	1,373,281	(536,512)
Net increase (decrease) in net assets resulting from operations	3,272,326	1,817,084

Distributions to Shareholders:
Distributions:
Class A	(3,624)	(7,182)
Institutional Class	(1,373,527)	(2,723,566)
Total distributions to shareholders	(1,377,151)	(2,730,748)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	150,000
Institutional Class	4,702,513	61,134,123
Reinvestment of distributions:
Class A	3,624	7,182
Institutional Class	377,385	749,114
Cost of shares redeemed:
Institutional Class	(4,326,353)	(5,115,261)
Net increase (decrease) in net assets from capital transactions	757,169	56,925,158

Total increase (decrease) in net assets	2,652,344	56,011,494

Net Assets:
Beginning of period	56,011,494	-
End of period	$58,663,838	$56,011,494
Capital Share Transactions:
Shares sold:
Class A	-	15,000
Institutional Class	474,413	6,118,414
Shares reinvested:
Class A	363	719
Institutional Class	37,802	74,932
Shares redeemed:
Institutional Class	(436,646)	(508,230)
Net increase (decrease) in capital share transactions	75,932	5,700,835

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Period April 1, 2024* through December 31,
	(Unaudited)	2024
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.31	0.45
Net realized and unrealized gain (loss)	0.25	(0.17)
Total from investment operations	0.56	0.28

Less Distributions:
From net investment income	(0.23)	(0.42)
From net realized gain	-	(0.04)
Total distributions	(0.23)	(0.46)
Net asset value, end of period	$10.15	$9.82

Total return[2]	5.75%[3]	2.91%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163	$154

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%[4,5]	1.73%[4]
After fees waived and expenses absorbed	1.11%[4,5]	1.10%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.67%[4]	5.27%[4]
After fees waived and expenses absorbed	6.31%[4]	5.90%[4]

Portfolio turnover rate	42%[3]	50%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a contingent deferred sales charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2025.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Period April 1, 2024* through December 31,
	(Unaudited)	2024
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.32	0.46
Net realized and unrealized gain (loss)	0.25	(0.15)
Total from investment operations	0.57	0.31

Less Distributions:
From net investment income	(0.24)	(0.44)
From net realized gain	-	(0.04)
Total distributions	(0.24)	(0.48)
Net asset value, end of period	$10.16	$9.83

Total return[2]	5.88%[3]	3.21%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,501	$55,857

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[4,5]	1.48%[4]
After fees waived and expenses absorbed	0.86%[4,5]	0.85%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.92%[4]	5.52%[4]
After fees waived and expenses absorbed	6.56%[4]	6.15%[4]
Portfolio turnover rate	42%[3]	50%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2025.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

The Gramercy Emerging Markets Debt Fund (the ’‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks long-term capital appreciation. The Fund commenced investment operations on April 1, 2024. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $23,700, which amortized over a one-year period from April 1, 2024 (commencement of operations).

(c) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. The Fund does not currently have any open tax periods and therefore does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

(f) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor engages Gramercy Funds Management, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.10%, 1.85% and 0.85% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Shares, respectively. This agreement is in effect through April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

For the six months ended June 30, 2025, the Advisor waived advisory fees totaling $172,433. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2025, the amount of these potentially recoverable expenses was $414,741. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:.

2027	$242,308
2028	172,433
Total	$414,741

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2025, are reported on the Statement of Operations as Fund services fees. The Fund has a fee agreement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the six months ended June 30, 2025, the total fees reduced by earnings credits were $7,367. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2025, are reported on the Statement of Operations.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$56,575,528

Gross unrealized appreciation	$1,470,357
Gross unrealized depreciation	(638,871)
Net unrealized appreciation (depreciation) on investments	$831,486

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(353,700)
Unrealized appreciation (depreciation) on investments	(531,983)
Unrealized appreciation (depreciation) on foreign translations	(9,897)
Unrealized appreciation (depreciation) deferred compensation	(2,438)
Total accumulated earnings (deficit)	$(898,018)

The tax character of the distributions paid during the period April 1, 2024 (commencement of operations) to December 31, 2024, were as follows:

2024
Distributions paid from:
Ordinary income	$2,730,748
Net long-term capital gains	-
Total distributions paid	$2,730,748

As of December 31, 2024, the Fund had $353,700, of qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the fund’s next taxable year.

Note 5 – Investment Transactions

For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$22,721,695	$23,901,433

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

For the six months ended June 30, 2025, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Fixed Income Securities[1]	$-	$54,711,979	$-	$54,711,979
U.S. Government	-	2,695,035	-	2,695,035
Total Investments	$-	$57,407,014	$-	$57,407,014

[1]	For a detailed break-out of fixed income securities by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in forward contracts during the six months ended June 30, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The Fund did not hold any derivative instruments as of June 30, 2025.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$(4,364)

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2025 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$(5,368)

The quarterly average volumes of derivative instruments as of June 30, 2025, are as follows:

Derivatives not designated as hedging instruments			Total
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	$(140,387)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – Recently Issued Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 3-4, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Gramercy Funds Management LLC (the “Sub-Advisor”), with respect to the Gramercy Emerging Markets Debt Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”), the JP Morgan Emerging Markets Blended Equal Weighted Index (the “JPM EM Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Emerging Markets Bond category (the “Fund Universe”) for the nine-month period ended March 31, 2025; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the nine-month period was above the Bloomberg Index return, but below the JPM EM Index return and the Fund Universe and Peer Group median returns by 1.00%, 1.54%, and 1.75%, respectively. The Trustees noted the Advisor’s and the Sub-Advisor’s assertion that depending on the volatility of global currencies and the choice to invest in sovereign or corporate debt securities, there can be significant differences in the Fund’s short-term performance relative to the Peer Group. The Trustees also considered that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is appropriate given the Fund’s investment strategy, which involves investments in hard currency sovereign debt securities, local currency sovereign debt securities, and hard currency corporate debt securities across multiple markets worldwide. The Trustees noted that the Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Advisor. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.03% and 0.07%, respectively. The Trustees considered, however, that the Fund’s advisory fees were higher than the Peer Group and Fund Universe medians, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2025, noting that the Advisor had waived a majority of its advisory fee with respect to the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor and its affiliates as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Gramercy Funds Management LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that the Fund’s sub-advisory fee was lower than the fees that the Sub-Advisor charges to manage a separately managed account and sub-advise a Luxembourg UCITS fund, each of which has similar objectives and policies as the Fund. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025